EVENTS AFTER THE REPOTING PERIOD	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPOTING PERIOD
NOTE 22   -       EVENTS AFTER THE REPOTING PERIOD

A.	On January 22, 2020, the Company announced that Mr. Michael Luboschitz submitted notice of his resignation as CEO of the Company for personal reasons, effective as of March 2, 2020.

B.	On January 27, 2020, the Company announced that its Board of Directors has approved the appointment of Mrs. Einat Peled Shapira as the Company’s new CEO, effective as of March 10, 2020.

C.
The Company holds a diverse portfolio of securities traded on the Tel Aviv Stock Exchange and other world exchanges, which totaled NIS 140.2 million as of December 31, 2019 (in addition to NIS 122.1 million in cash and cash equivalents) ("Investment Portfolio" "). Significant price declines on the World and Tel Aviv Stock Exchange, related to market reaction to the Corona virus events, have caused the company, from January 1, 2020, up to and including the reporting date, a material loss in its total investment portfolio of approximately NIS 24.9 million. The company is taking the necessary steps to address these uncertainty in the markets and continues to monitor developments.